COMMITMENTS AND CONTINGENCIES AND OFF BALANCE SHEET ARRANGEMENTS - Guarantees (Details) - USD ($) $ in Millions	Nov. 30, 2019	Feb. 23, 2019	Feb. 24, 2018
Commitments and Contingencies Disclosure [Abstract]
Outstanding balance on letters of credit	$ 95.2	$ 143.0	$ 205.6